UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10415
                                                     ---------

                   Lazard Alternative Strategies Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Nathan Paul, Esq.
                          Lazard Asset Management, LLC
                              30 Rockefeller Plaza
                               New York, NY 10112
                      -------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 632-6621
                                                           --------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


           Lazard Alternative Strategies Fund, L.L.C.
--------------------------------------------------------------------------------
           FINANCIAL STATEMENTS
           For the Six Months Ended September 30, 2003 (Unaudited)

           A claim of exemption under regulation 4.7 has been filed with the Commodity Futures Trading Commission for Lazard Alternative Strategies Fund, L.L.C.

Lazard Alternative Strategies Fund, L.L.C.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (UNAUDITED)
For the Six Months Ended September 30, 2003


     Schedule of Investments                                                   1

     Statement of Assets, Liabilities and Members' Capital - Net Assets        2

     Statement of Operations                                                   3

     Statement of Changes in Members' Capital - Net Assets                     4

     Statement of Cash Flows                                                   5

     Notes to Financial Statements                                             6

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2003 (UNAUDITED)


 INVESTMENTS IN PORTFOLIO FUNDS (99.05%)                 COST         FAIR VALUE
 RELATIVE VALUE (27.19%)
 Akanthos Arbitrage, LP                              $ 1,200,000     $ 1,224,300
 Andromeda Global Credit Partners, LP                  2,100,000       2,477,319
 Laurel Ridge Partners, LP                             2,500,000       2,463,380
 Metacapital Fixed Income Relative Value
   Fund, LP                                            1,500,000       1,554,326
 Octave-1, LP                                          2,600,000       2,761,678
 Silverback Partners, LP                               2,600,000       3,034,336
 Spyglass Capital, LP                                  2,000,000       2,054,562
 West Side Partners, LP                                1,756,000       2,155,729
                                                                     -----------
                                                                      17,725,630
                                                                     -----------
 EVENT DRIVEN (23.09%)
 European Merger Fund, LLC                             1,692,000       1,742,587
 Farallon Capital Partners, LP                         2,000,000       2,627,397
 Marathon Special Opportunity Fund, LP                 3,007,452       4,221,357
 Spinnaker Global Emerging Markets Fund                2,575,000       3,729,545
 The Canyon Value Realization Fund, LP                 2,145,000       2,729,587
                                                                     -----------
                                                                      15,050,473
                                                                     -----------
 TACTICAL TRADING (23.83%)
 Auspex Partners, LP                                   2,000,000       2,050,991
 Framework Partners, LP                                3,050,000       3,051,014
 Graham Global Investment Fund, LTD                    1,659,000       2,058,698
 Rubicon Global Partners, LP                             856,000       1,437,477
 Vega Relative Value Fund, LP                          1,850,000       2,332,712
 Vega Select Opportunities Fund, LTD
   (Institutional Class)                               1,720,000       2,593,873
 Victory Fund, LP                                      1,900,000       2,011,013
                                                                     -----------
                                                                      15,535,778
                                                                     -----------
 LONG/SHORT (24.94%)
 Alson Signature Fund, LP                              2,840,000       3,005,786
 Bailey Coates Cromwell, LP                            1,000,000       1,011,265
 CCM Small Cap Value Fund, LP                          1,300,000       1,722,789
 Delta Institutional, LP                               1,870,000       2,269,014
 Glenhill Capital, LP                                  3,150,000       3,756,966
 Palmyra Capital Fund, LP                              2,500,000       2,626,938
 The Contra Fund Limited                               1,800,000       1,861,419
                                                                     -----------
                                                                      16,254,177

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $55,170,452)              64,566,058
                                                                     -----------
 OTHER ASSETS (0.95%)                                                    618,667
                                                                     -----------
 MEMBERS' CAPITAL - NET ASSETS (100.00%)                             $65,184,725
                                                                     ===========

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS                                                                      SEPTEMBER 30, 2003

Investments in Portfolio Funds, at fair value (cost - $55,170,452)             $ 64,566,058
Cash and cash equivalents                                                         4,358,092
Redemption of Portfolio Funds                                                        71,355
Interest receivable                                                                     310

         TOTAL ASSETS                                                            68,995,815
                                                                               ------------

LIABILITIES

Prepaid contribution                                                              3,385,000
Management fee payable                                                              286,274
Professional fees payable                                                            90,116
Other accrued expenses                                                               49,700
                                                                               ------------

         TOTAL LIABILITIES                                                        3,811,090
                                                                               ------------

                  NET ASSETS                                                   $ 65,184,725
                                                                               ============
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                                    $ 57,351,890
Accumulated net investment loss                                                  (1,443,619)
Accumulated net realized gains                                                     (119,152)
Accumulated net unrealized appreciation on investments                            9,395,606
                                                                               ------------

         MEMBERS' CAPITAL - NET ASSETS                                         $ 65,184,725
                                                                               ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                            SEPTEMBER 30, 2003
INVESTMENT INCOME
     Interest                                                                  $      4,207
                                                                               ------------

           TOTAL INVESTMENT INCOME                                                    4,207
                                                                               ------------

EXPENSES
     OPERATING EXPENSES:
         Management fees                                                            286,274
         Professional fees                                                           97,000
         Accounting and administration fees                                          65,798
         Board of Managers' fees and expenses                                        23,000
         Custodian fees                                                               5,415
         Miscellaneous                                                                1,793
                                                                               ------------

           TOTAL OPERATING EXPENSES                                                 479,280

           NET INVESTMENT LOSS                                                     (475,073)


           NET REALIZED LOSS ON INVESTMENTS                                        (235,150)
           NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                   4,423,811
                                                                               ------------

           NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        4,188,661

           INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        3,713,588

           INCENTIVE ALLOCATION                                                    (371,359)
                                                                               -------------

           INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES
                AVAILABLE FOR DISTRIBUTION TO CONTRIBUTING MEMBERS             $  3,342,229
                                                                               ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended September 30, 2003 and the year ended March 31, 2003:

                                                           CONTRIBUTING          SPECIAL
                                                              MEMBERS             MEMBER                TOTAL

Members' capital at March 31, 2002                         $ 23,054,469        $    32,999           $ 23,087,468

Capital contributions                                        40,067,000              -                 40,067,000
Capital distributions                                       (15,342,000)          (212,987)           (15,554,987)
Net investment loss                                            (787,718)             -                   (787,718)
Net realized gain on investments                                 90,484              -                     90,484
Net change in unrealized appreciation on
   investments                                                3,917,038              -                  3,917,038
Actual incentive allocation from
   January 1, 2002 to December 31, 2002                        (212,987)           212,987                  -
Reverse accrued incentive allocation of
   January 1, 2002 to March 31, 2002                             32,999            (32,999)                 -
Accrued incentive allocation from
   January 1, 2003 to March 31, 2003                           (141,993)           141,993                  -
                                                           ------------        -----------           ------------

     Members' capital at March 31, 2003                    $ 50,677,292        $   141,993           $ 50,819,285
                                                           ============        ===========           ============


Capital contributions                                        10,752,191              -                 10,752,191
Capital distributions                                          (100,339)             -                   (100,339)
Net investment loss                                            (475,073)             -                   (475,073)
Net realized gain on investments                               (235,150)             -                   (235,150)
Net change in unrealized appreciation on
   investments                                                4,423,811              -                  4,423,811
Accrued incentive allocation from
   March 31, 2003 to September 30, 2003                        (371,359)           371,359                  -
                                                           ------------        -----------           ------------

   Members' capital at September 30, 2003                  $ 64,671,373        $   513,352           $ 65,184,725
                                                           ============        ===========           ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                   MARCH 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities available
    for distribution to contributing members                                        $  3,342,229
    Adjustments to reconcile increase in members' capital derived from investment activities to net cash used for operating activities:
      Purchases of Portfolio Funds                                                   (11,260,000)
      Proceeds from redemption of Portfolio Funds                                      2,706,850
      Decrease in receivable for redemption of Portfolio Funds                            19,325
      Net realized loss on redemption of Portfolio Funds                                 235,150
      Net appreciation on investments in Portfolio Funds                              (4,423,811)
      Incentive allocation                                                               371,359
      Decrease in interest receivable                                                        117
      Decrease in redemptions payable                                                (1,692,987)
      Increase in prepaid contributions                                                3,385,000
      Increase in expenses payable                                                       202,940
                                                                                    ------------
    Net cash used for operating activities                                            (7,113,828)
                                                                                    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                             10,752,191
    Capital withdrawals                                                                 (100,339)
                                                                                    ------------
    Net cash provided by financing activities                                         10,651,852
                                                                                    ------------

Net increase in cash and cash equivalents                                              3,538,024
Cash and cash equivalents at beginning of period                                         820,068
                                                                                    ------------
Cash and cash equivalents at end of period                                          $  4,358,092
                                                                                    ============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lazard Alternative Strategies Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company will primarily invest in Portfolio Funds which are unregistered funds. Lazard Alternatives, L.L.C., a subsidiary of Lazard Asset Management, L.L.C, a New York limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.  NET ASSET VALUATION

     The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company will value interests in Portfolio Funds at air value, which ordinarily will be the value determined by their Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums (the "Agreements"). The Company values these investments at fair value based on financial data supplied by the Portfolio Funds.

     The Company's investments in Portfolio Funds are carried at fair value as determined by the Company's pro rata interest in the net assets of each Portfolio Fund based on the financial data supplied by the Portfolio Funds, and are net of management and performance fees, incentive fees, or allocations payable to the Portfolio Funds' managers as required by the Portfolio Funds' Agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital.

     Interest income is recorded on the accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at September 30, 2003.

     B.  FUND EXPENSES

     The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers. The Company will also bear the Management Fee paid to the Investment Adviser.

     C.  INCOME TAXES

     As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been provided for.

     D.  CASH EQUIVALENTS

     The Company treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2003, $4,358,092 in cash equivalents was held at PNC Bank.

     E.  ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

3.   MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses.

     As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company will pay Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

     Net profits or net losses of the Company for each allocation period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account, as defined) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period. Generally at the end of each calendar year an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Member Account. The accrued incentive allocation for the nine months ended September 30, 2003 was $513,352. The accrued incentive allocation for the six months ended September 30, 2003 was $371,359.

     Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of Portfolio Funds for the six months ended September 30, 2003, amounted to $11,260,000 and $2,706,850, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of September 30, 2003.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

5.   INVESTMENTS IN PORTFOLIO FUNDS

     The following table lists the Company's investments in Portfolio Funds for the six months ending September 30, 2003, none of which was a related party. The agreements related to investments in Portfolio Funds provide for compensation in the form of management fees of 1% to 3% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.

                       INVESTMENTS                   % OF        FAIR            INCOME      MANAGEMENT    INCENTIVE     REDEMPTION
                                                  NET ASSETS     VALUE           (LOSS)        FEES          FEES         PERMITTED
------------------------------------------------------------------------------------------------------------------------------------
Akanthos Arbitrage, LP                               1.88%   $  1,224,300     $    24,300   $    6,021    $    6,075     Quarterly
Alson Signature Fund, LP                             4.61%      3,005,786          48,015       15,219        12,004     Quarterly
Andromeda Global Credit Partners, LP                 3.81%      2,477,319         232,801       18,304        58,200     Quarterly
Auspex Partners, LP                                  3.15%      2,050,991          50,991       14,883        12,748     Quarterly
Bailey Coates Cromwell, LP                           1.55%      1,011,265          11,265        7,521         2,816      Monthly
Blackthorn Partners, LP                              0.00%              -          20,481            -         5,120     Quarterly
CCM Small Cap Value Fund, LP                         2.65%      1,722,789         388,998        8,647        97,250     Quarterly
Delta Institutional, LP                              3.48%      2,269,014         395,976        2,229        98,994     Quarterly
European Merger Fund, LLC                            2.67%      1,742,587          38,363       13,068         9,591     Quarterly
Farallon Capital Partners, LP                        4.03%      2,627,397         304,108       13,030        76,027      Annual
Framework Partners, LP                               4.68%      3,051,014        (185,313)      31,903             -      Monthly
Glenhill Capital, LP                                 5.76%      3,756,966         450,542       23,524       112,636   Semi-Annually
Graham Global Investment Fund, LTD                   3.16%      2,058,698           2,453       30,165           613      Monthly
Laurel Ridge Partners, LP                            3.78%      2,463,380         (51,572)      24,344             -     Quarterly
Marathon Special Opportunity Fund, LP                6.48%      4,221,357         611,896       20,634       152,674     Quarterly
Metacapital Fixed Income Relative Value Fund, LP     2.38%      1,554,326          12,570       11,636         3,143     Quarterly
Octave-1, LP                                         4.24%      2,761,678         132,775       20,590        33,194      Monthly
Palmyra Capital Fund, LP                             4.03%      2,626,938         126,938       15,753        31,735     Quarterly
Rubicon Global Partners, LP                          2.22%      1,437,477         170,093        6,666        42,523      Monthly
Silverback Partners, LP                              4.65%      3,034,336          66,665       22,286        16,666     Quarterly
Spinnaker Global Emerging Markets Fund               5.72%      3,729,545         701,628       35,858       175,407     Quarterly
Spyglass Capital, LP                                 3.15%      2,054,562         (50,871)      10,319             -     Quarterly
The Canyon Value Realization Fund, LP                4.19%      2,729,587         244,511       11,142        61,128     Annually
The Contra Fund Limited                              2.86%      1,861,419          81,014        9,300        20,254     Quarterly
Vega Relative Value Fund, LP                         3.58%      2,332,712         (59,889)      22,961             -      Monthly
Vega Select Opportunities Fund, LTD                  3.98%      2,593,873         498,216       12,339       124,554      Monthly
Verus Investment Partners (Q.P.), LP                 0.00%              -        (289,896)           -             -     Quarterly
Victory Fund, LP                                     3.09%      2,011,013         257,360       19,454        64,340      Monthly
West Side Partners, LP                               3.31%      2,155,729         (45,757)      10,808             -      Monthly
                                                   -------   ------------   -------------  -----------  ------------
TOTAL                                               99.05%     64,566,058   $   4,188,661  $   438,604  $  1,217,992
                                                   -------   ------------   =============  ===========  ============
Other Assets                                         0.95%        618,667
                                                   -------   ------------
Members' Capital - Net Assets                      100.00%   $ 65,184,725
                                                   =======   ============

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

6.   RISK FACTORS

     An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

     The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

7.   REPURCHASE OF COMPANY INTERESTS

     The Board of Managers may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice in each year, effective as of June 30th and December 31st of each year (See Note 9).

8.   FINANCIAL HIGHLIGHT INFORMATION

                                             SIX MONTHS                                   PERIOD FROM               PERIOD FROM
                                                ENDED               YEAR ENDED          JANUARY 1, 2002          SEPTEMBER 4, 2001
                                         SEPTEMBER 30, 2003       MARCH 31, 2003       TO MARCH 31, 2002        TO DECEMBER 31, 2001
Total return before incentive
   allocation*                                  6.60%                  6.94%                 1.46%                     2.62%
Incentive allocation                           (0.64)%                (0.69)%               (0.14)%                   (0.26)%
                                               ------                 ------                ------                    ------
Total net return after incentive
   allocation*                                  5.96%                  6.25%                 1.32%                     2.36%
                                                ====                   ====                  ====                      ====

Net assets, end of period (000)                $65,185                $50,819               $23,087                  $22,599

Portfolio Turnover                               5%                     58%                    4%                        0%

     *Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

8.   FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Annualized ratios to average net assets:

                                             SIX MONTHS                                   PERIOD FROM               PERIOD FROM
                                                ENDED               YEAR ENDED          JANUARY 1, 2002          SEPTEMBER 4, 2001
                                         SEPTEMBER 30 ,2003       MARCH 31, 2003       TO MARCH 31, 2002        TO DECEMBER 31, 2001
Net investment loss before incentive
   allocation                                  (1.65)%                (1.95)%               (2.14)%                   (0.85)%

Operating expenses, excluding
   organizational expenses and
   waivers                                      1.67%                  2.02%                 2.42%                     3.21%
Organizational expenses                           -                      -                     -                       2.88%
Incentive allocation                            1.29%                  0.80%                 0.59%                     0.80%
                                                ----                   ----                  ----                      ----
Total expenses and incentive
   allocation before waivers                    2.96%                  2.82%                 3.01%                     6.89%

Expenses waived                                (0.00)%                (0.02)%               (0.27)%                   (5.08)%
                                               ------                 ------                ------                    ------

Net expenses                                    2.96%                  2.80%                 2.74%                     1.81%
                                                ====                   ====                  ====                      ====

9.   SUBSEQUENT EVENTS

     As stated in the tender offer documents of Lazard Alternative Strategies Fund, L.L.C., the Company is offering to purchase limited liability company interests in the Company ("Interests") from members of the Company at their net asset value (that is, the value of the Company's assets minus its liabilities, multiplied by the proportionate interest in the Company a member desires to redeem). The offer to purchase Interests (the "Offer") will remain open until 12:00 midnight, New York time, on November 26, 2003 unless the Offer is extended. The net asset value of Interests will be calculated for this purpose as of December 31, 2003 or, if the Offer is extended, approximately one month after the date by which Members must tender their Interests for repurchase (in each case, the "Valuation Date").

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

 (a)(1) Not applicable.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               LAZARD ALTERNATIVE STRATEGIES FUND, LLC
            --------------------------------------------------------------------

By (Signature and Title)*
                         -------------------------------------------------------
                         Michael Rome
                         (principal executive officer)

Date
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*
                         -------------------------------------------------------
                         Michael Rome
                         (principal executive officer)

Date
    ----------------------------------------------------------------------------


By (Signature and Title)*
                         -------------------------------------------------------
                         Jagatnarine Churaman, Treasurer
                         (principal financial officer)

Date
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.